Employee Severance Benefits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee Severance Benefit [Line Items]
Employee severance benefits	$ 3,504	$ 187